Significant Agreements - Summary of Weighted Average Assumptions Used to Determine Fair Value of Call Option Liability (Details) - One S.r.l - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Expected term	4 years	2 years
Expected Volatility	64.00%	62.00%
Expected dividend yield	0.0	0.0
Risk free interest rate	3.00%	0.70%
Estimated fair value of ownership interest	$ 6,097	$ 6,922
Exercise price of call option	$ 6,270	$ 6,806